PARTNERS' CAPITAL - Cash Distributions Paid and Declared (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Per-unit annual distributions to unitholders (in dollars per unit)	$ 2.300	$ 2.270	$ 2.040